UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10531

Nicholas Family of Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 03/31/2009

Item 1. Schedule of Investments.

	Nicholas Liberty Fund
	Schedule of Investments (unaudited)
	AS OF: 03/31/2009

		VALUE
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SHORT-TERM INVESTMENTS - 100.18%
	Commercial Paper - 99.57%
$250,000	Clorox Company (The) 04/01/09, 0.75%	$ 250,000
250,000	General Dynamics Corporation 04/01/09, 0.29%	250,000
250,000	Stanley Works (The) 04/01/09, 0.40%	250,000
365,000	Vulcan Materials Company 04/01/09, 0.77%	365,000
250,000	Nordstrom, Inc. 04/02/09, 0.75%	249,995
260,000	Kellogg Company 04/03/09, 0.60%	259,991
250,000	H.J. Heinz Finance Company 04/06/09, 1.00%	249,965
250,000	Volkswagen of America, Inc. 04/06/09, 2.80%	249,903
250,000	Bemis Company, Inc. 04/07/09, 0.35%	249,985
300,000	McGraw-Hill Companies, Inc. (The) 04/07/09, 0.20%	299,990
400,000	Wal-Mart Funding Corporation 04/07/09, 0.50%	399,967
250,000	Wisconsin Gas Company 04/07/09, 0.25%	249,899
481,000	John Deere Bank S.A. 04/08/09, 0.32%	480,970
250,000	Franklin Resources, Inc. 04/13/09, 0.35%	249,971
250,000	Ingersoll-Rand Global Holding Company 04/14/09, 2.65%	249,761
300,000	Wisconsin Energy Corporation 04/15/09, 0.85%	299,901
250,000	Microsoft Corporation 04/27/09, 0.05%	249,991
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		4,855,379
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	Variable Rate Security - 0.61%
29,619	American Family Financial Services, Inc. 04/01/09, 0.10%	29,619
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TOTAL SECURITY HOLDINGS (COST: $4,884,998) - 100.18%		$4,884,998
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LIABILITIES, NET OF OTHER ASSETS - (0.18)%		(8,551)
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TOTAL NET ASSETS		$4,876,447
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% OF NET ASSETS

As of March 31, 2009, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ --
Level 2 - Other Significant Observable Inputs	4,884,998
Level 3 - Significant Unobservable Inputs	--
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Total	$4,884,998
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2009